Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Series A convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Series A convertible preferred stock, authorized	2,000,000	2,000,000
Series A convertible preferred stock, issued	13,602	13,602
Series A convertible preferred stock, outstanding	13,602	13,602
Series A convertible preferred stock, liquidation preference	$ 340,050	$ 340,050
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized	500,000,000	500,000,000
Common stock, issued	206,569,062	201,697,396
Common stock, outstanding	206,569,062	201,697,396